Changes in Allowance for Loan Receivable (Detail) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	1,000
Provision for allowances	200	1,000
Reversal of previous provision
Write-offs
Balance at end of year	1,200	1,000